Fair Value of Financial Assets and Liabilities (Details) - Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods $ in Thousands	Dec. 31, 2023 CAD ($)
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
2022 Secured Note including interest	$ 294,363
2023 Secured Note including interest	279,524
Flow-through share expenditures	19,554
Lease obligation	1,641
Total carrying amount	595,082
Less than 1 year [Member]
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
2022 Secured Note including interest	19,368
2023 Secured Note including interest
Flow-through share expenditures	19,554
Lease obligation	905
Total carrying amount	39,827
1-3 years [Member]
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
2022 Secured Note including interest	38,736
2023 Secured Note including interest	47,840
Flow-through share expenditures
Lease obligation	337
Total carrying amount	86,913
3-5 years [Member]
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
2022 Secured Note including interest	38,736
2023 Secured Note including interest	25,824
Flow-through share expenditures
Lease obligation	150
Total carrying amount	64,710
Greater than 5 years [Member]
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
2022 Secured Note including interest	197,523
2023 Secured Note including interest	205,860
Flow-through share expenditures
Lease obligation	249
Total carrying amount	$ 403,632